Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives - Minimum [Member]	3 Months Ended
Mar. 31, 2022
Licensed & software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life, description	indefinite useful life and some of them for 10 years
Technology know-how [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	6 years
Trade name/trademarks [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life, description	indefinite useful life and some of them for 5 years
Customer relationship [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	5 years